Schedule of sectorial charges due (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Sectorial charges due	R$ 198,386	R$ 33,712
Energy Development Account [Member]
IfrsStatementLineItems [Line Items]
Sectorial charges due	41,786	5,700
Global Reversal Reserve [Member]
IfrsStatementLineItems [Line Items]
Sectorial charges due	8,834	12,446
Tariff Flags [Member]
IfrsStatementLineItems [Line Items]
Sectorial charges due	R$ 147,766	R$ 15,566